Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 75,329,000	$ 85,265,000
Short-term investments	247,165,000	273,031,000
Accounts receivable-third parties	44,419,000	38,410,000
Accounts receivable-related parties	2,550,000	3,860,000
Other receivables, prepayments and deposits	14,315,000	11,296,000
Amounts due from related parties	1,110,000	8,544,000
Inventories	9,788,000	11,789,000
Total current assets	394,676,000	432,195,000
Property, plant and equipment	14,416,000	14,220,000
Deferred tax assets	681,000	633,000
Investments in equity investees	161,589,000	144,237,000
Other assets	6,581,000	6,647,000
Total assets	577,943,000	597,932,000
Current liabilities
Accounts payable	19,308,000	24,365,000
Other payables, accruals and advance receipts	49,669,000	40,953,000
Income tax payable	1,167,000	979,000
Deferred revenue	3,753,000	1,295,000
Amounts due to related parties	10,687,000	7,021,000
Short-term bank borrowings		29,987,000
Total current liabilities	84,584,000	104,600,000
Deferred tax liabilities	5,052,000	4,452,000
Long-term bank borrowings	26,692,000
Deferred revenue	924,000	809,000
Other liabilities	2,846,000	3,105,000
Total liabilities	120,098,000	112,966,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $1.00 par value; 75,000,000 shares authorized; 66,532,683 and 66,447,037 shares issued at June 30, 2018 and December 31, 2017 respectively	66,533,000	66,447,000
Additional paid-in capital	497,517,000	496,960,000
Accumulated losses	(140,890,000)	(107,104,000)
Accumulated other comprehensive income	8,571,000	5,430,000
Total Company's shareholders' equity	431,731,000	461,733,000
Non-controlling interests	26,114,000	23,233,000
Total shareholders' equity	457,845,000	484,966,000
Total liabilities and shareholders' equity	$ 577,943,000	$ 597,932,000